Income Taxes - Income tax rate reconciliation (Details)	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Taxes
Provision for income taxes at U.S. Federal statutory rate	21.00%	21.00%
State taxes, net of federal benefit	6.87%	8.36%
Non-deductible expenses	(0.04%)	(1.34%)
Credits and Incentives		5.80%
Change in valuation allowance	(27.96%)	(33.90%)
Effective income tax rate	(0.13%)	(0.08%)